Condensed Interim Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues	$ 26,553	$ 19,734
Cost of revenues	20,334	14,976
Gross profit	6,219	4,758
Operating costs and expenses:
Research and development	87	84
Sales and marketing	2,540	2,213
General and administrative	1,081	956
Impairment of Goodwill	700
Total operating costs and expenses	4,408	3,253
Operating income	1,811	1,505
Financial income (expenses), net	424	(262)
Income before taxes on income	2,235	1,243
Taxes on income	121	1
Net income	$ 2,114	$ 1,242
Basic net income per share (in Dollars per share)	$ 0.36	$ 0.22
Diluted net income per share (in Dollars per share)	$ 0.33	$ 0.21
Weighted average number of shares used in computing net income per share:
Basic (in Shares)	5,925	5,748
Diluted (in Shares)	6,385	5,833